Notes Payable and Long-Term Debt - Maturities and foreign subsidiary obligations (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Maturities of long-term debt
2017	$ 17
2018	21
2019	33
2020	42
2021	38
Thereafter	$ 366
Foreign subsidiary obligations due 2018 through 2023
Notes Payable and Long Term Debt
Weighted average interest rate (as a percent)	22.39%	30.23%
Foreign subsidiary obligations due 2018 through 2023 | Property, Plant and Equipment
Notes Payable and Long Term Debt
Collateral amount	$ 4